Foreign Operations	6 Months Ended
Jun. 30, 2024
Foreign Operations [Abstract]
FOREIGN OPERATIONS

NOTE 6 — FOREIGN OPERATIONS

The foreign subsidiary of the Company represented $34,057 and $24,132 of total assets, and $21,268 and $62,753 of total liabilities as of June 30, 2024 and December 31, 2023, respectively. Of the total assets, property and equipment totaled $10,250 and $14,500 as of June 30, 2024 and December 31, 2023, respectively. There were no revenues recognized by the foreign subsidiary for the three and six months ended June 30, 2024 and 2023. Total expenses incurred by the foreign subsidiary were $56,337, $97,756 and $60,908, 140,447 for the three and six months ended June 30, 2024 and 2023, respectively.